ASSET UNDER DEVELOPMENT - Commitments (Details) - Gimi conversion $ in Thousands	Dec. 31, 2023 USD ($)
Other non-current assets:
2024	$ 278,121
2025	14,057
Contractual obligation, total	$ 292,178